Transactions and Balances with Related Parties - Payments on behalf of the Group (Details) - Kyklades Maritime Corporation - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Related Parties
Payments on behalf of Group	$ 43,485,285	$ 41,305,924	$ 35,289,715
Crew wages
Transactions and Balances with Related Parties
Payments on behalf of Group	21,231,570	21,043,047	18,572,373
Other crew expenses
Transactions and Balances with Related Parties
Payments on behalf of Group	3,043,288	3,639,086	3,357,800
Stores
Transactions and Balances with Related Parties
Payments on behalf of Group	4,433,689	3,864,683	3,098,044
Technical expenses
Transactions and Balances with Related Parties
Payments on behalf of Group	9,641,650	8,647,728	5,611,199
Insurance
Transactions and Balances with Related Parties
Payments on behalf of Group	2,969,841	2,717,938	3,193,137
Health, Safety, Quality, Environmental (HSQE) expenses
Transactions and Balances with Related Parties
Payments on behalf of Group	614,855	592,246	525,210
Other
Transactions and Balances with Related Parties
Payments on behalf of Group	$ 1,550,392	$ 801,196	$ 931,952